Derivatives and Hedging, Offsetting Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	$ 2,512,250	$ 1,977,903
Gross amounts offset in the statements of financial condition	(682,956)	(1,247,000)
Net amounts presented in the statement of financial condition	1,829,294	730,903
Future Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	2,391,563	1,843,698
Gross amounts offset in the statements of financial condition	(576,554)	(1,188,296)
Net amounts presented in the statement of financial condition	1,815,009	655,402
Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	120,687	134,205
Gross amounts offset in the statements of financial condition	(106,402)	(58,704)
Net amounts presented in the statement of financial condition	14,285	75,501
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	1,834,150	1,979,184
Gross amounts offset in the statements of financial condition	(671,018)	(695,005)
Net amounts presented in the statement of financial condition	1,163,132	1,284,179
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Future Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	1,306,032	799,204
Gross amounts offset in the statements of financial condition	(374,233)	(420,203)
Net amounts presented in the statement of financial condition	931,799	379,001
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	528,118	1,179,980
Gross amounts offset in the statements of financial condition	(296,785)	(274,802)
Net amounts presented in the statement of financial condition	231,333	905,178
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	2,821,125	2,451,984
Gross amounts offset in the statements of financial condition	(854,299)	(1,637,483)
Net amounts presented in the statement of financial condition	1,966,826	814,501
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Future Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	2,359,953	1,817,113
Gross amounts offset in the statements of financial condition	(658,381)	(1,102,329)
Net amounts presented in the statement of financial condition	1,701,572	714,784
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	461,172	634,871
Gross amounts offset in the statements of financial condition	(195,918)	(535,154)
Net amounts presented in the statement of financial condition	$ 265,254	$ 99,717